Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments (Details) - CAD ($) shares in Millions, $ in Millions	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022	Oct. 31, 2021
Disclosure of classes of share capital [line items]
Amount	$ 111,844	$ 111,383
Issued capital [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	159.6		158.0
Amount	$ 5,600		$ 3,950
Issued capital [member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	5.0		1.8
Amount	$ 5,653		$ 1,750
Issued capital [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Number of shares	164.6		159.8
Amount	$ 11,253	$ 11,253	$ 5,700	$ 5,700